Equity	6 Months Ended
Jun. 30, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity

Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

Hedging reserve
The Group , through two of its JV companies in connection to the USD 220.0 million facility raised in March 2018, entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of USD 208.8 million (Euronav’s share amounts to 50% of the USD 208.8 million). These IRSs have been used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration of four years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively. The fair value of these instruments at June 30, 2019 amounted to USD (3.0) million (100%), of which USD (2.0) million was reflected in OCI at the level of the JV companies in the first six months of 2019 (Note 23).

The Group, through the acquisition of Gener8 Maritime Inc. on June 12, 2018, acquired several IRSs for a combined notional value of USD 668.0 million. These IRSs have been used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between one and two years matching the repayment profile of the underlying facility and mature in September, 2020. The fair value of these instruments at June 30, 2019 amounted to USD 0.3 million and USD (3.8) million has been recognized in OCI in the first six months of 2019.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of USD 86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying USD 173.6 million facility and mature on March 28, 2025. The fair value of these instruments at June 30, 2019 amounted to USD (3.5) million (see Note 16) and USD (2.5) million has been recognized in OCI in the first six months of 2019.

The Group entered on December 7, 2018 into two forward cap contracts (CAPs) with a strike at 3.25% starting on October 1, 2020, to hedge against future increase of interest rates with a notional value of USD 200.0 million and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These CAPs have a maturity date at October 3, 2022. The fair value of these instruments at June 30, 2019 amounted to USD 0.2 million (see Note 19) and USD (0.6) million has been recognized in OCI in the first six months of 2019.

During the first half of 2019, the Group entered into several commodity swaps or futures for a combined notional value of USD 60.6 million in connection with its low sulfur fuel oil project. These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when title to the low sulphur fuel is actually transferred. These instruments qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These swaps mature at the time of the expected delivery of the fuel. The fair value of these instruments at June 30, 2019 amounted to USD 1.8 million (see Note 17) and USD 1.8 million has been recognized in OCI.

Treasury shares
As of June 30, 2019 Euronav owned 4,525,568 of its own shares, compared to 1,237,901 of shares owned on December 31, 2018. In the six months period ended June 30, 2019 Euronav bought back 3,287,667 shares at an aggregate cost of USD 27.0 million.

Dividends
On May 9, 2019, the Annual Shareholders' meeting approved a full year dividend of USD 0.12 per share. Taking into account the interim dividend approved in August 2018 in the amount of USD 0.06 per share, the dividend paid after the AGM was USD 0.06 per share. The dividend to holders of Euronav shares trading on Euronext Brussels was paid in EUR at the USD/EUR exchange rate of the record date. The total amount of dividends paid in the first six months of 2019 was USD 13.0 million.

Long term incentive plan 2015
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units ('RSU's'), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. The stock options have an exercise price of EUR 10.0475 and are equity-settled. This has been converted into a cash-settled incentive plan in the course of 2018. All the RSU's were exercised in the first quarter of 2018. As of June 30, 2019, all the stock options remained outstanding. The fair value of the stock options was measured using the Black Scholes formula. The total employee benefit expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2019 with respect to the LTIP 2015 was USD 0 thousand.

Long term incentive plan 2016
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stock units were granted on February 2, 2016 and one-third was vested on the second anniversary and one-third on the third anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantoms stocks were waived. As of June 30, 2019, 12,500 phantom stocks were outstanding. The LTIP 2016 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2016, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2019 was USD (0.2) million.

Long term incentive plan 2017
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017 and one-third was vested on the second anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantoms stocks were waived. As of June 30, 2019, 32,420 phantom stocks were outstanding The LTIP 2017 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2017, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2019 was USD (0.2) million.

Long term incentive plan 2018
The Group's Board of Directors implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018. Following the resignation of our former CEO Paddy Rodgers, his phantoms stocks were waived. As of June 30, 2019, 107,780 phantom stocks were outstanding. The LTIP 2018 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2018, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2019 was USD 0.2 million.

Transaction Based Incentive Plan 2019
The Group's Board of Directors has implemented in 2019 a transaction based incentive plan for key management personnel. Under the terms of this TBIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company multiplied by the number of phantom stock units that have vested prior to the settlement date. The vesting and settlement of the TBIP is spread over a timeframe of five years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when Euronav's share price reaches USD 12, the second tranche of 19% vesting when the share price reaches USD 14, the third tranche of 25% vesting when the share price reaches USD 16 and the fourth tranche of 44% vesting when the share price reaches USD 18. In total a number of 1,200,000 phantom stock units were granted on January 31, 2019. Following the resignation of our former CEO Paddy Rodgers, his phantoms stocks were waived. As of June 30, 2019, 800,000 phantom stocks were outstanding. The TBIP 2019 qualifies as a cash-settled share-based payment transaction as the Company receives services from the participants and incur an obligation to settle the transaction in cash. The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binominal model with cost being spread of the expected vesting period over the various tranches. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2019 was USD 0.6 million.